LEASE (Tables)	12 Months Ended
Dec. 31, 2023
LEASE
Summery of Supplemental balance sheet information related to operating lease

	As of December 31,
	2023	2022
Right-of-use assets	$389	$428

Lease liabilities current	126	119
Lease liabilities non-current	238	311
Total operating lease liabilities	$364	$430

Summary of weighted average remaining lease terms and discount rates for the operating lease

The weighted average remaining lease terms and discount rates for the operating lease as of December 31, 2023 were as follows:

Remaining lease term and discount rate:
Weighted average remaining lease term (years)	2.86
Weighted average discount rate	11.3%

Schedule of future minimum rent payable under non-cancelable operating leases

As of December 31, 2023, the future minimum rent payable under non-cancelable operating leases were:

2024	$134
2025	163
2026	97
Total lease payments	394
Less: imputed interest	(30)
Present value of lease liabilities	$364